Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2019		2018
	number of shares	Shares purchased	Cash amount	Shares purchased	Cash amount
2017 Bid	35,800,000	—	—	26,630,243	$ 1,544
2018 Bid	33,200,000	23,401,457	1,159	6,014,041	287
2019 Bid	30,283,500	2,367,106	130	—	—

		25,768,563	$1,289	32,644,284	$ 1,831

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 5, 2020 were exercised or converted:

Common Shares	301,768,927
Stock options (i)	9,745,110

311,514,037

(i)
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.